Equity (Tables)	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Stock Options [Member]	Jun. 30, 2013 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	273,859	$1.29	5.51	$-
Granted	-	-	-

Outstanding, December 31, 2011	273,859	1.29	5.51	-
Granted	2,056,275	0.96	8.89

Outstanding, December 31, 2012	2,330,134	$0. 96	8.91	$685,800

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding, December 31, 2012	2,330,134	$0.96	8.91	$685,800
Cancellation	(49,950)
Outstanding, June 30, 2013	2,280,184	$0.96	8.42	$1,609,035

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding, December 31, 2012	12,770,636	$0.97	4.48	$6,114,768
Warrants exercised	(2,211,158)	1.65
Warrants expired	(1,023,784)	1.65
Outstanding, June 30, 2013	9,535,694	$0.77	5.341	$9,691,302